UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jess S. Morgan & Co., Inc.
Address: 5750 Wilshire Blvd., Suite 590

         Los Angeles, CA  90036-3697

13F File Number:  28-11862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Levenstein
Title:     Executive Vice President, Investment Manager
Phone:     323-634-2409

Signature, Place, and Date of Signing:

     Gary Levenstein     Los Angeles, CA     March 27, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $98,720 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440k106     2225   145915 SH       Sole                   145915        0        0
AMERICAN INTL GROUP INC        COM              026874107     3102    43520 SH       Sole                    43520        0        0
AMGEN INC                      COM              031162100     3168    58048 SH       Sole                    58048        0        0
APPLIED MATLS INC              COM              038222105     2740   139655 SH       Sole                   139655        0        0
BROADCOM CORP                  CL A             111320107     4232    90820 SH       Sole                    90820        0        0
CENDANT CORP                   COM              151313103     3940   160935 SH       Sole                   160935        0        0
CHEESECAKE FACTORY INC         COM              163072101     3497    87876 SH       Sole                    87876        0        0
CHRISTOPHER & BANKS CORP       COM              171046105     2614   147576 SH       Sole                   147576        0        0
CISCO SYS INC                  COM              17275R102     3566   150452 SH       Sole                   150452        0        0
CITIGROUP INC                  COM              172967101     3077    66168 SH       Sole                    66168        0        0
COLGATE PALMOLIVE CO           COM              194162103     3314    56699 SH       Sole                    56699        0        0
FAMOUS DAVES AMER INC          COM              307068106     3738   486090 SH       Sole                   486090        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102     2779   174210 SH       Sole                   174210        0        0
GENERAL ELEC CO                COM              369604103     3197    98685 SH       Sole                    98685        0        0
GILLETTE CO                    COM              375766102     3290    77583 SH       Sole                    77583        0        0
ICOS CORP                      COM              449295104     2352    78810 SH       Sole                    78810        0        0
INDIA FD INC                   COM              454089103     1579    73500 SH       Sole                    73500        0        0
INTUIT                         COM              461202103     2388    61900 SH       Sole                    61900        0        0
JETBLUE AWYS CORP              COM              477143101     2562    87200 SH       Sole                    87200        0        0
JOHNSON & JOHNSON              COM              478160104     3464    62195 SH       Sole                    62195        0        0
LINEAR TECHNOLOGY CORP         COM              535678106     2673    67720 SH       Sole                    67720        0        0
LIQUIDMETAL TECHNOLOGIES INC   COM              53634X100      901   634250 SH       Sole                   634250        0        0
MEDTRONIC INC                  COM              585055106     3300    67730 SH       Sole                    67730        0        0
NETWOLVES CORP                 COM              64120V102       82    75550 SH       Sole                    75550        0        0
NEXTEL COMMUNICATIONS INC      CL A             65332V103     2912   109220 SH       Sole                   109220        0        0
NIKU CORP                      COM NEW          654113703     2206   193977 SH       Sole                   193977        0        0
ORPHAN MED INC                 COM              687303107     1925   191950 SH       Sole                   191950        0        0
PEPSICO INC                    COM              713448108     2376    44090 SH       Sole                    44090        0        0
PFIZER INC                     COM              717081103     3183    92840 SH       Sole                    92840        0        0
SILICON LABORATORIES INC       COM              826919102     2293    49469 SH       Sole                    49469        0        0
SOUTHWEST AIRLS CO             COM              844741108     2856   170300 SH       Sole                   170300        0        0
TEMPLETON DRAGON FD INC        COM              88018t101     4463   306965 SH       Sole                   306965        0        0
TURKISH INVT FD INC            COM              900145103     1022   108750 SH       Sole                   108750        0        0
VISION-SCIENCES INC DEL        COM              927912105     1790   426237 SH       Sole                   426237        0        0
VITAL IMAGES INC               COM              92846N104     3361   271290 SH       Sole                   271290        0        0
XILINX INC                     COM              983919101     2553    76651 SH       Sole                    76651        0        0